Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2020
Basis of preparation and significant accounting policies
Basis of preparation and significant accounting policies

2.    Basis of preparation and significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below.

2.1 Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”), which comprise all standards and interpretations approved by the International Accounting Standards Board (“IASB”). These financial statements have been prepared under the historical cost convention , except for warrant liabilities which have been measured at fair value. These financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest thousand except when otherwise stated.

As a result of the Business Combination, HHH and HH GP are the acquirees and HHH is determined to be the accounting “Predecessor”. HHH was determined to be the accounting “Predecessor” because NFH and HH GP had no operations prior to the Business Combination. Upon the closing of the Business Combination, NFH succeeded all the business and operations of HHH. The Company’s financial statement presentation distinguishes a Predecessor for periods prior to the Closing Date. NFH is the “Successor” for the periods starting from the Closing Date, which includes the consolidated financial results of HHH.

The transactions were accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting for HHH that is based on the fair value of assets acquired and liabilities assumed. See Note 23, Business Combination for further discussion. As a result of the application of the acquisition method of accounting as of the Closing Date, the financial statements for the Predecessor periods and for the Successor periods are presented on a different basis of accounting and are, therefore, not comparable. The historical information of NFH prior to the Business Combination has not been reflected in the Company’s financial statements prior to 19 December 2019, as it was not deemed the Predecessor.

In the accompanying consolidated financial statements, the Successor periods are from 1 January 2020 to 31 December 2020 (“2020 Successor Period”) and 19 December 2019 to 31 December 2019 (“2019 Successor Period”), and the Predecessor periods are from 1 January 2019 to 18 December 2019 (“2019 Predecessor Period”) and 1 January 2018 to 31 December 2018 (“2018 Predecessor Period”). Statement of profit or loss and other comprehensive income/(loss) of NFH prior to the closing of the Business Combination is recorded in the opening accumulated deficit as of 19 December 2019 and not presented separately.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for 2020 Successor Period and 2019 Successor Period ended 31 December 2020 and 31 December 2019, respectively, and the financial statements of the Partnership and its subsidiaries for 2019 Predecessor Period and 2018 Predecessor Period ended 18 December 2019 and 31 December 2018, respectively. The Company and its subsidiaries and the Partnership and its subsidiaries are hereinafter collectively referred to as the “Group”. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the owners of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in OCI is reclassified to profit or loss or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

Restatement of previously issued consolidated financial statements

The Company has restated its consolidated statement of financial position as at 31 December 2019, consolidated statement of profit or loss and other comprehensive income/(loss), consolidated statement of changes in equity, and the consolidated statement of cash flows for the 2019 Successor Period, to correct a misstatement related to the accounting for warrant instruments.

See Note 31, Restatement of previously issued consolidated financial statements for additional information regarding the restatement adjustments made to the 2019 Successor Period consolidated financial statements.

2.2 Changes in accounting policies and disclosures

The Group has adopted the Conceptual Framework for Financial Reporting 2018 and the following revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	Covid-19-Related Rent Concessions (early adopted)
Amendments to IAS 1 and IAS 8	Definition of Material

The nature and impact of Conceptual Framework for Financial Reporting 2018 and the revised IFRSs are described below:

(a)

Conceptual Framework for Financial Reporting 2018 (the “Conceptual Framework”) sets out a comprehensive set of concepts for financial reporting and standard setting, and provides guidance for preparers of financial statements in developing consistent accounting policies and assistance to all parties to understand and interpret the standards. The Conceptual Framework includes new chapters on measurement and reporting financial performance, new guidance on the derecognition of assets and liabilities, and updated definitions and recognition criteria for assets and liabilities. It also clarifies the roles of stewardship, prudence and measurement uncertainty in financial reporting. The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The Conceptual Framework did not have any significant impact on the financial position and performance of the Group.

(b)

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group has applied the amendments prospectively to transactions or other events that occurred on or after 1 January 2020. The amendments did not have any impact on the financial position and performance of the Group.

(c)

Amendments to IFRS 9, IAS 39 and IFRS 7 address the effects of interbank offered rate reform on issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative risk-free rate (“RFR”). The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark introduction of the alternative RFR. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments did not have any impact on the financial position and performance of the Group as the Group does not have any interest rate hedging relationships.

(d)

Amendment to IFRS 16 provides a practical expedient for lessees to elect not to apply lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The practical expedient applies only to rent concessions occurring as a direct consequence of the pandemic and only if (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before 30 June 2021; and (iii) there is no substantive change to other terms and conditions of the lease. The amendment is effective for annual periods beginning on or after 1 June 2020 with earlier application permitted and shall be applied retrospectively.

During the year ended 31 December 2020, certain monthly lease payments for the leases of the Group’s buildings have been reduced or waived by the lessors as a result of the pandemic and there are no other changes to the terms of the leases. The Group has early adopted the amendment on 1 January 2020 and elected not to apply lease modification accounting for all rent concessions granted by the lessors as a result of the pandemic during the year ended 31 December 2020. Accordingly, a reduction in the lease payments arising from the rent concessions of RMB6,846 has been accounted for as a variable lease payment by derecognising part of the lease liabilities and crediting to profit or loss for the year ended 31 December 2020.

(e)

Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information, or both. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The amendments did not have any significant impact on the financial position and performance of the Group.

2.3 Standards issued but not yet effective

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 3	Reference to the Conceptual Framework[2]
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform-Phase 2[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
IFRS 17	Insurance Contracts[3]
Amendments to IFRS 17	Insurance Contracts[3,5]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current[3]
Amendments to IAS 1	Disclosure of Accounting Policies[3]
Amendments to IAS 8	Disclosure of Accounting Estimates[3]
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use[2]
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract[2]
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41[2]
[1]	Effective for annual periods beginning on or after 1 January 2021
[2]	Effective for annual periods beginning on or after 1 January 2022
[3]	Effective for annual periods beginning on or after 1 January 2023
[4]	No mandatory effective date yet determined but available for adoption
[5]

As a consequence of the amendments to IFRS 17 issued in June 2020, IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before 1 January 2023

Further information about those IFRSs that are expected to be applicable to the Group is described below.

Amendments to IFRS 3 are intended to replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in June 2018 without significantly changing its requirements. The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC-Int 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC-Int 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group expects to adopt the amendments prospectively from 1 January 2022. Since the amendments apply prospectively to business combinations for which the acquisition date is on or after the date of first application, the Group will not be affected by these amendments on the date of transition.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 address issues not dealt with in the previous amendments which affect financial reporting when an existing interest rate benchmark is replaced with an alternative RFR. The Phase 2 amendments provide a practical expedient to allow the effective interest rate to be updated without adjusting the carrying amount when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, if the change is a direct consequence of the interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis immediately preceding the change. In addition, the amendments permit changes required by the interest rate benchmark reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued. Any gains or losses that could arise on transition are dealt with through the normal requirements of IFRS 9 to measure and recognize hedge ineffectiveness. The amendments also provide a temporary relief to entities from having to meet the separately identifiable requirement when an RFR is designated as a risk component. The relief allows an entity, upon designation of the hedge, to assume that the separately identifiable requirement is met, provided the entity reasonably expects the RFR risk component to become separately identifiable within the next 24 months. Furthermore, the amendments require an entity to disclose additional information to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. The amendments are effective for annual periods beginning on or after 1 January 2021 and shall be applied retrospectively, but entities are not required to restate the comparative information. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in December 2015 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures. However, the amendments are available for adoption now.

Amendments to IAS 1 clarify the requirements for classifying liabilities as current or non-current. The amendments specify that if an entity’s right to defer settlement of a liability is subject to the entity complying with specified conditions, the entity has a right to defer settlement of the liability at the end of the reporting period if it complies with those conditions at that date. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability. The amendments also clarify the situations that are considered a settlement of a liability. The amendments are effective for annual periods beginning on or after 1 January 2023 and shall be applied retrospectively. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 1 Disclosure of Accounting Policies provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments replace the requirement to disclose significant accounting policies with a requirement to disclose material accounting policies. In assessing the materiality of accounting policy information, both quantitative and qualitative aspects need to be considered. Entity-specific accounting policy information is more useful for users of financial statements than the standardised information. The amendments also add guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments are effective for annual periods beginning on or after 1 January 2023 and shall be applied retrospectively. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 8 are designed to clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The amendments explain how entities use measurement techniques and inputs to develop accounting estimates and state that these can include estimation and valuation techniques. The amendments clarify that not all estimates will meet the definition of an accounting estimate, but rather may refer to inputs used in developing accounting estimates. The amendments are effective for annual periods beginning on or after 1 January 2023 and shall be applied retrospectively. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 16 prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss. The amendments are effective for annual periods beginning on or after 1 January 2022 and shall be applied retrospectively only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 37 clarify that for the purpose of assessing whether a contract is onerous under IAS 37, the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract include both the incremental costs of fulfilling that contract (e.g., direct labour and materials) and an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments are effective for annual periods beginning on or after 1 January 2022 and shall be applied to contracts for which an entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments. Earlier application is permitted. Any cumulative effect of initially applying the amendments shall be recognized as an adjustment to the opening equity at the date of initial application without restating the comparative information. The amendments are not expected to have any significant impact on the Group’s financial statements.

Annual Improvements to IFRSs 2018-2020 sets out amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41. Details of the amendments that are expected to be applicable to the Group are as follows:

•

IFRS 9 Financial Instruments: clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual periods beginning on or after 1 January 2022. Earlier application is permitted. The amendment is not expected to have a significant impact on the Group’s financial statements.

•

IFRS 16 Leases: removes the illustration of payments from the lessor relating to leasehold improvements in Illustrative Example 13 accompanying IFRS 16. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16.

2.4 Summary of significant accounting policies

Investment in an associate

An associate is an entity in which the Group has a long term interest of generally not less than 20% of the equity voting rights and over which it is in a position to exercise significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

The Group’s investment in an associate is stated in the consolidated statement of financial position at the Group’s share of net assets under the equity method of accounting, less any impairment losses. The Group’s share of the post-acquisition results of an associate is included in the consolidated statement of profit or loss and other comprehensive income/(loss).

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

The Group determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the identifiable net assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at 31 December. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (“CGU”), or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the CGU (group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU (group of CGUs) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a CGU (or group of CGUs) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in profit or loss.

Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.

Brand

Brand acquired in a business combination was recognized at fair value at the acquisition date. The brand has an indefinite useful life and is carried at cost less accumulated impairment.

Contracts with insurers

Contracts with insurers acquired in a business combination were recognized at fair value at the acquisition date. The contracts with insurers have a finite useful life of 15 years and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over the expected life of the contracts with insurers.

Software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use specific software. These costs are amortized over their estimated useful lives, which do not exceed 10 years. Costs associated with maintaining computer software programmes are recognized as an expense as incurred.

Property and equipment

Property and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalised in the carrying amount of the asset as a replacement. Where significant parts of property and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on a straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The principal estimated useful lives used for this purpose are as follows:

–	Medical equipment	5‑10 years
–	Office equipment	3 years
–	Furniture and vehicles	4‑5 years
–	Leasehold improvements	Shorter of the lease term or the assets’ useful life

Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end. An item of property and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.

Construction in progress (“CIP”) represents leasehold improvements under construction and equipment pending for installation, and is stated at cost less any impairment losses. Cost comprises construction expenditures, other expenditures necessary for the purpose of preparing the CIP for its intended use and those borrowing costs incurred before the asset is ready for its intended use that is eligible for capitalization. CIP is transferred to property and equipment when the CIP is ready for its intended use.

Leases (applicable from 1 January 2019)

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At inception or on reassessment of a contract that contains a lease component and non-lease component(s), the Group adopts the practical expedient not to separate non-lease component(s) and to account for the lease component and the associated non-lease component(s) (e.g., property management services for leases of properties) as a single lease component.

Group as a lessee continued

(a) Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets, which are 2‑20 years.

(b) Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c) Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. When the Group enters into a lease in respect of a low-value asset, the Group decides whether to capitalize the lease on a lease-by-lease basis.

Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

Leases (applicable before 1 January 2019)

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to profit or loss on the straight-line basis over the lease terms.

Fair value measurement

The Group measures warrant liabilities at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories and financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or CGU’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the CGU to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. The Group bases its impairment calculation on detailed budgets and forecast calculations, which are presented separately for each of the Group’s CGUs to which individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount of the asset or CGU is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through OCI, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. The Group’s trade receivables do not contain a significant financing component. Trade receivables are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade and other receivables, amounts due from related parties, restricted cash and cash and cash equivalents.

Derecognition

A financial asset is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment

The Group recognizes an allowance for expected credit loss (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

Simplified approach

For trade receivables and amounts due from related parties, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Cash and cash equivalents

For the purpose of the consolidated statements of cash flows and the consolidated statements of financial position, cash and cash equivalents comprise of cash on hand and at banks.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, amounts due to related parties, lease liabilities, warrant liabilities and interest-bearing bank borrowings.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Gains or losses on liabilities designated at fair value through profit or loss are recognised in profit or loss. The net fair value gain or loss recognised in profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities at amortised cost

After initial recognition, interest-bearing bank borrowings are subsequently measured at amortized cost, using the EIR method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance costs in profit or loss.

Interest-bearing bank borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realise the assets and settle the liabilities simultaneously.

Inventories

Inventories mainly comprise of pharmacy inventory and hospital consumables. Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less any estimated costs to be incurred to disposal.

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in OCI or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised, except:

•

when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Revenue Recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. A performance obligation represents a good and service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs obligations under the contract (i.e., transfers control of the related goods or services to the customer).

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction of qualifying assets, i.e., assets that necessarily take a substantial period of time to get ready for their intended use or sale, are capitalised as part of the cost of those assets. The capitalisation of such borrowing costs ceases when the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs capitalised. All other borrowing costs are expensed in the period in which they are incurred. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Dividend distribution

No dividend was paid or proposed during the periods presented, nor has any dividend been proposed since the end of the reporting period.

Share-based payments

The Partnership operated a share-based compensation scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Partnership’s operations. Employees (including directors) of the Partnership received remuneration in the form of options and restricted share units (“RSUs”) (collectively the “Partnership Awards”), whereby employees rendered services as consideration for equity instruments (“equity-settled transactions”).

The cost of equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value is determined by an external valuer using a binomial model, further details of which are given in Note 22 to the financial statements.

The cost of equity-settled transactions is recognized in employee benefit expense, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The charge or credit to profit or loss for a period represents the movement in the cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

For awards that do not ultimately vest because non-market performance and/or service conditions have not been met, no expense is recognized. Where awards include a market or non-vesting condition, the transactions are treated as vesting irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately through profit and loss. However, if a new award is substituted for the cancelled award, and is designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Each Partnership Award, whether vested or unvested, that is outstanding immediately prior to the closing of the Business Combination was converted into and became an award to purchase NFH ordinary shares. For details of the terms and conditions, please refer to Note 22. At the Closing Date, the fair value of the replacement awards (hereinafter referred to as “NFH Award”) and the original awards (hereinafter referred to as “Partnership Award”) are determined in accordance with IFRS 2.

The amount of NFH Awards attributed to pre-combination service (and therefore included as part of the consideration transferred for the business) is determined by multiplying the fair value of the Partnership Award by the ratio of the vesting period completed as at the Closing Date. The ratio of the vesting period completed was calculated by dividing the number of days the original Partnership Award had vested as at the Closing Date by the greater of:

•

the total vesting period in days, as determined at the Closing Date (being the period required to satisfy all vesting conditions, including conditions added to, or removed from, of the original Partnership Award by the NFH Award); or

•	the original vesting period in days.

There were no conditions added to, or removed from, of the original Partnership Award by the NFH Award. Therefore, the original vesting period was used to calculate the ratio of the vesting period completed.

Any excess of the fair value of the NFH Awards over the amount determined above (referred to hereinafter as the “Incremental Compensation”) is recognized as a post-combination remuneration expense, in accordance with the normal principles of IFRS 2.

The dilutive effect, if any, of the NFH Awards are reflected as additional share dilution in the computation of diluted earnings per share.

Defined contribution plan

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits, etc., through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB172,098, RMB7,969, RMB214,246 and RMB200,970, respectively, for the 2020 Successor Period, 2019 Successor Period, 2019 Predecessor Period and 2018 Predecessor Period, respectively.

Foreign currencies

These consolidated financial statements are presented in RMB because the Group’s principal operations are carried out in the PRC. The Company’s functional currency is United States dollars (“US$”). Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recognized in OCI.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in OCI or profit or loss is also recognized in OCI or profit or loss, respectively).

In determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.

On consolidation, the assets and liabilities of foreign operations are translated into RMB at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at the weighted average exchange rates for the year.

The resulting exchange differences arising on translation for consolidation are recognized in OCI and accumulated in the foreign currency translation reserve. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.